COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

Certain facilities of the Company are rented under operating lease agreements that expire between 2013 and 2016. Certain of these agreements have immaterial free rent payment provisions. The Company recognizes rent expense under such arrangements on a straight-line basis.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2012, were as follows:

2013	$4,873
2014	3,622
2015	2,043
2016	139

$10,677

Rent expenses for the years ended December 31, 2010, 2011 and 2012, were $ 6,193, $ 5,950 and $ 5,408, respectively.

b.	Litigation:

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

In particular, following audits of the Company’s 2002 through 2007 corporate tax returns, the Israeli Tax Authority (the “ITA”) issued orders challenging its positions on several issues, including matters such as the tax consequences of investment outside Israel of funds earned, deductibility of expenses attributable to employee stock options, percentage of foreign ownership of its shares which might influence the tax benefits derived from its approved enterprises, taxation of interest earned outside of Israel by a wholly-owned Singapore subsidiary and deductibility of research and development expenses. A significant amount in dispute relates to the treatment of financial income on cash that is held and managed by the Company’s wholly-owned Singapore subsidiary, which the ITA is seeking to tax in Israel. In an additional challenge to this amount, the ITA reclassified the transfer of funds from Check Point to its subsidiary in Singapore as a dividend for purposes of the Law for the Encouragement of Capital Investments, which would result in tax on the funds transferred. The ITA orders also contest its positions on various other issues. The ITA therefore demanded the payment of additional taxes in the aggregate amount of NIS 2,819 million (approximately $755,000) with respect to these six tax years (this amount includes interest through December 31, 2012). The Company has appealed the orders relating to all six years with the Tel Aviv District Court, and these appeals are pending. There can be no assurance that the court will accept the Company’s positions on these matters or others and, in such an event, the Company may record additional tax expenses if these matters are settled for amounts in excess of its current provisions. In addition, the ITA has issued assessments for the 2008 tax year in which it demanded the payment of additional taxes in the aggregate amount of NIS 254 million (approximately $68,000) with respect to this year, including interest through the assessment date of December 30, 2012. The Company expects to file objections to these assessments. There can be no assurance that the ITA will accept the Company’s positions on matters raised and, if it does not, an order for the 2008 tax year will be issued.

The Company is currently named as a defendant in two patent related lawsuits and has filed for a declaratory judgment in another patent related case. All of the plaintiffs or adversaries are non-practicing entities. They are businesses established to hold the patents and they are seeking monetary damages by alleging that a product feature infringes a patent. The Company currently intends to vigorously defend these claims. However, as with most litigation, the outcome is difficult to determine. At this time, the Company does not expect the ultimate resolution of these litigation matters to be material to its business, results of operations and financial condition. The Company believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.

Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims, lease termination claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.